Derivatives Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Derivative Liability	$ 44.3	$ 0.0
Fairvalue loss on derivative liability	$ 44.3	$ 0.0